Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill
Schedule of movements in the carrying amount of goodwill by reportable unit

Total
RMB
Balance as of January 1, 2016	108,781
Addition for acquisition—Feiyuan (Note 3(a))	210,669
Addition for acquisition—Ebatong (Note 3(b))	13,291
Addition for acquisition—Others	34,365

Balance as of December 31, 2016 and 2017	367,106